COMMITMENTS	12 Months Ended
Dec. 31, 2020
COMMITMENTS
COMMITMENTS

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on September 12, 2019, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45‑day option to purchase up to 3,750,000 additional Units to cover overallotments, if any, at the Initial Public Offering price, less the underwriting discounts and commissions. On September 17, 2019, the underwriters partially exercised their over-allotment option to purchase an additional 2,500,000 Units at $10.00 per Unit and forfeited the option to exercise the remaining 1,250,000 Units.

The underwriters were paid a cash underwriting discount of $0.20 per unit, or $5,500,000 in the aggregate at the closing of the Initial Public Offering. The underwriters are entitled to a deferred fee of $0.35 per Unit, or $9,625,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Merger Agreement

On December 14, 2020, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") by and among the Company, Merger Sub and Blade, relating to a proposed business combination transaction between the Company and Blade.

Pursuant to the Merger Agreement, Merger Sub will merge with and into Blade with Blade continuing as the surviving entity (the "Merger").

Pursuant to the terms of the Merger Agreement, at the effective time of the Merger:

(d)

each outstanding share of Blade common stock (the "Blade Common Stock") (as of immediately prior to the closing of the Merger (the "Closing")) that is outstanding as of immediately prior to the effective time of the Merger will be cancelled and converted into the right to receive a number of newly issued shares of Class A common stock of the Company (the "Company Common Stock"), at the reference price of $10.00 (the "Reference Price") per Company Common Stock, equal to the quotient of (i) (A) the sum of $356,250,000 plus the aggregate exercise prices of all in the money Blade Options (as defined below) outstanding as of immediately prior to the effective time of the Merger divided by (B) the fully-diluted common stock of Blade (as calculated pursuant to the Merger Agreement and including the aggregate number of shares of Blade Common Stock issuable upon the conversion of Blade Preferred Stock (as defined below) and the aggregate number of Blade Common Stock issuable upon the exercise of the in the money Blade Options (as defined below)) divided by (ii) the Reference Price (the "Closing Per Share Stock Consideration");

(e)

each outstanding share of Blade Series Seed preferred stock, Blade Series A preferred stock and Blade Series B preferred stock (collectively, the "Blade Preferred Stock," and together with the Blade Common Stock, the "Blade Stock")) that is outstanding as of immediately prior to the effective time of the Merger will be cancelled and converted into the right to receive a number of newly issued shares of Company Common Stock equal to the Closing Per Share Stock Consideration multiplied by the number of shares of Blade Common Stock issuable upon the conversion of such share of Blade Preferred Stock; and

(f)

each option to acquire Blade Common Stock (the "Blade Option") that is outstanding immediately prior to the effective time of the Merger, whether vested or unvested, will be cancelled and automatically converted into an option to purchase a number of shares of Company Common Stock equal to the product of (1) the number of shares of Blade Common Stock that were issuable upon exercise of such Blade Option immediately prior to the effective time multiplied by (2) the Closing Per Share Stock Consideration (rounded down to the nearest whole number of shares of Company Common Stock, with no cash being payable for any fractional share eliminated by such rounding), at an exercise price per share of Company Common Stock equal to the quotient obtained by dividing the exercise price per share of Blade Common Stock under such Blade Option immediately prior to the effective time of the Merger by the Closing Per Share Exchange Amount (as defined in the Merger Agreement) (rounded up to the nearest whole cent).

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement.